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Supplement to the Prospectus dated December 6, 1996

  MANAGEMENT AND ADMINISTRATION--Investment Manager, Administrator, Distributor, and Sub-Adviser

  Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN
Portfolio--Effective December 31, 1996, Lawrence Marx III will no longer have responsibility for management of these Portfolios. Kent C. Simons and Kevin Risen will continue to be responsible for day-to-day management.

               The date of this Supplement is December 17, 1996.

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